COMPANY INFORMATION	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
COMPANY INFORMATION
1.	COMPANY INFORMATION

Studio City International Holdings Limited (the “Company”) was redomiciled by way of continuation as an exempted company incorporated with limited liability in the Cayman Islands in connection with the Organizational Transactions as described below. On October 22, 2018, the Company completed an initial public offering of 28,750,000 American depositary shares (“ADSs”), representing 115,000,000 Class A ordinary shares with par value of $0.0001 per share, and listed its ADS on the New York Stock Exchange under the symbol “MSC” in the United States of America (the “Offering”).

The Company conducts its principal activities through its subsidiaries, which are primarily located in the Macau Special Administrative Region of the People’s Republic of China (“Macau”). The Company together with its subsidiaries (collectively referred to as the “Group”) currently operates the non-gaming operations of Studio City, a cinematically-themed integrated entertainment, retail and gaming resort in Cotai, Macau, and provides gaming related services to Melco Resorts (Macau) Limited (“Melco Resorts Macau”), a subsidiary of Melco Resorts & Entertainment Limited (“Melco”) with its ADS listed on the NASDAQ Global Select Market in the United States of America, which holds the gaming subconcession in Macau, for the operations of the gaming area at Studio City (“Studio City Casino”).

Immediately prior to the Organizational Transactions as described below, the Company was 60% held directly by MCO Cotai Investments Limited (formerly known as MCE Cotai Investments Limited) (“MCO Cotai”), a subsidiary of Melco, and 40% held directly by New Cotai, LLC (“New Cotai”), a private company organized in the United States of America. As of December 31, 2018 and 2017, Melco’s single largest shareholder is Melco International Development Limited (“Melco International”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”).

Organizational Transactions

Prior to the completion of the Offering, the Group underwent a series of organizational transactions (the “Organizational Transactions”), all of which were completed in October 2018, pursuant to, among others, an implementation agreement entered into among MCO Cotai, Melco, New Cotai, MSC Cotai Limited (“MSC Cotai”), a subsidiary of the Company, and the Company. The Organizational Transactions included, among other things, the following: (i) the Company contributed substantially all of its assets and liabilities to MSC Cotai in exchange for newly-issued ordinary shares of MSC Cotai; (ii) the Company authorized two classes of ordinary shares, the Class A ordinary shares and the Class B ordinary shares, in each case with a par value of $0.0001 each; (iii) the 60% equity interest in the Company held directly by MCO Cotai prior to the Organizational Transactions was reclassified into 108,767,640 Class A ordinary shares; (iv) the 40% equity interest in the Company held directly by New Cotai prior to the Organizational Transactions was exchanged for 72,511,760 Class B ordinary shares, which have only voting and no economic rights and, through its Class B ordinary shares, New Cotai has voting rights in the Company which controls MSC Cotai; (v) New Cotai has a non-voting, non-shareholding economic participation interest (the “Participation Interest”) in MSC Cotai, the terms of which are set forth in a participation agreement (the “Participation Agreement”) that was entered into by MSC Cotai, New Cotai and the Company; and (iv) the Company was redomiciled by way of continuation as an exempted company incorporated with limited liability in the Cayman Islands.

The Class A ordinary share and Class B ordinary share have the same rights, except that holders of the Class B ordinary shares do not have any right to receive dividends or distributions upon the Company’s liquidation or winding up or to otherwise share in our profits and surplus assets. Immediately prior to the Offering, the Participation Interest entitled New Cotai to receive from MSC Cotai an amount equal to 66 2/3% of the amount of any distribution, dividend or other consideration paid by MSC Cotai to the Company, subject to adjustments, exceptions and conditions as set out in the Participation Agreement (the “MSC Cotai’s Distribution”). The 66 2/3% represented the equivalent of New Cotai’s 40% interest in the Company prior to the Organizational Transactions. The Participation Agreement also provides that New Cotai is entitled to exchange all or a portion of its Participation Interest for a number of Class A ordinary shares subject to adjustments, exceptions and conditions as set out in the Participation Agreement and a proportionate number of Class B ordinary shares will be deemed surrendered and automatically canceled for no consideration as set out in the Participation Agreement when New Cotai exchanges all or a portion of the Participation Interest for Class A ordinary shares.

Immediately following the completion of the Offering, with a concurrent private placement of 800,376 Class A ordinary shares issued to Melco International to effect an assured entitlement distribution, 115,800,376 Class A ordinary shares were issued; and pursuant to the full exercise by the underwriters of the over-allotment option, an additional 4,312,500 ADSs, representing 17,250,000 Class A ordinary shares, were issued in November 2018.

As a result of the Organizational Transactions, the Offering including the concurrent private placement, and the full exercise by the underwriters of the over-allotment option as mentioned above, the Group recognized an adjustment to the Participation Interest in accordance with the Participation Agreement with a corresponding decrease in the Group’s additional paid-in capital. As of December 31, 2018, the Participation Interest entitled New Cotai to receive from MSC Cotai an amount equal to 30.0% of the MSC Cotai’s Distribution.